SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM LOANS AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2022
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BANK LOANS AND OTHER BORROWINGS
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BANK LOANS AND OTHER BORROWINGS

19.  SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM LOANS AND OTHER BORROWINGS

This account consists of the following:

	2021	2022
Short-term bank loans	6,682	8,191
Current maturities of long-term borrowings	9,690	8,858
Total	16,372	17,049

a.	Short-term bank loans

	Outstanding
Lenders	2021	2022
Related parties
Bank Mandiri	550	3,483
BNI	1,028	979
Sub-total	1,578	4,462
Third parties
PT Bank HSBC Indonesia ("HSBC")	1,937	1,836
MUFG Bank ("MUFG")	1,853	1,349
PT Bank DBS Indonesia ("DBS")	545	475
UOB	400	—
PT Bank Central Asia ("BCA")	350	—
Others (each below Rp100 billion)	19	69
Sub-total	5,104	3,729
Total	6,682	8,191

Other significant information relating to short-term bank loans as of December 31, 2022 is as follows:

		Total
		facility
		(in			Interest rate per
	Borrower	billions)*	Maturity date	Interest rate	annum	Security**
Mandiri
2021 - 2022	Nutech, Mitratel	3,100	July 26, 2023 - September 27, 2023	Monthly	3.85% - 9.00%	Trade receivables and property and equipment

2020	Finnet	500	April 28, 2023	Monthly	1 month JIBOR + 1.30%	None

BNI
2014 - 2017	GSD, Sigma[a]	350	November 7, 2023 - January 9, 2024	Monthly	7.90% - 8.50%	Trade receivables and property and equipment
2017 - 2021	Metranet, Telkom Infra, Infomedia[b]	1,135	February 18, 2023 - June 6, 2023	Monthly	1 month JIBOR + 2.00% - 2.50%	Trade receivables
HSBC
2014	Sigma[c,e]	400	November 17, 2023	Monthly	Under BLR 7.40%	Trade receivables
2018 - 2019	Sigma[d], Metra, PINS, Metranet,Telkomsat, GSD, Melon	2,250	January 31, 2023 - December 31, 2023	Monthly, Quarterly	1 month JIBOR + 0.80% 3 month JIBOR + 1.00%	None
MUFG Bank
2018 - 2022	Infomedia, Metra, GSD, Telkom Infra, Mitratel	2,430	June 21, 2023 - October 31, 2023	Monthly	1 month JIBOR + 0.70% 3 month JIBOR + 0.40%	None
DBS
2018	Telkom Infra, Infomedia	475	July 31, 2023	Monthly	1 month JIBOR + 1.20% - 1.45%	Trade receivables

*   In original currency

** Refer to Note 6 and Note 12 for details of trade receivables and property and equipment pledged as collateral.

[a] Based on the latest amendment on July 28, 2022.

[b] Based on the latest amendment on March 28, 2018 and July 6, 2018.

[c] Based on the latest amendment on July 16, 2018 and November 17, 2021.

[d] Based on the latest amendment on April 23, 2021.

[e] Unsettled loan will be automatically extended.

As stated in the agreements, the Group is required to comply with all covenants or restrictions such as limitation that the Company must have a majority shareholding of at least 51% of the subsidiaries and maintaining financial ratios. As of December 31, 2022, the Group has complied with all covenants.

The credit facilities were obtained by the Group for working capital purposes.

b.	Current maturities of long-term loans and other borrowings

	Notes	2021	2022
Two-step loans	20a	138	118
Bonds	20b	2,200	—
Bank loans	20c	6,311	7,788
Other borrowings	20d	1,041	952
Total		9,690	8,858